Mainland China Contribution Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Compensation And Retirement Disclosure [Abstract]
Contributions for employee benefits	$ 52,159	$ 42,097	$ 27,744